Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000192517
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%	3.40%	2.68%
Without Sales Load [Member] | C000192519
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	3.57%	2.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.43%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	2.37%	2.32%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	2.37%	2.32%